Related Party Transactions - Schedule of Summary of Trade Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Related party balances offset by unpaid dividends payable			$ 2,181,473	$ 332,692
Accoplus Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Management fee income from a related party		20,288	35,058	26,667
Accolade IP Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Related party balances offset by unpaid dividends payable	[1]		1,152,998	332,692
Accolade IP Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Management fee income from a related party		76,636	166,468	118,247
Winxam Consultancy Pte Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Professional fee to a related party			445	1,767
Related Party [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Management fee income from a related party		96,924	201,526	144,914
Related party balances offset by unpaid dividends payable			2,181,473	332,692
Winxam Consultancy Pte Ltd [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Professional fee to a related party		5,959
Mr. Yuen Yuk, HAU [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Related party balances offset by unpaid dividends payable	[1]		1,028,475
Accounting Services [Member] | Accoplus Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services income		83		551
Corporate Secretarial Services [Member] | Accoplus Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services income		36,559	56,856	37,742
IP Registration Services [Member] | Accolade IP Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services income		289,142	188,859	165,901
IP Registration Services [Member] | Winxam Consultancy Pte Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services income		4,343	27,870	36,590
IP Registration Services [Member] | Related Party [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services income		$ 293,485	$ 216,729	$ 202,491

[1]	For the years ended June 30, 2025, 2024 and 2023, the Company’s subsidiaries declared dividend of approximately Nil, US$1,959,678 and US$641,026 respectively. These dividends declared are partially settled in cash, amounting to Nil, US$34,615 and US$51,924 for the years ended June 30, 2025, 2024 and 2023, respectively. For the year ended June 30, 2024 and 2024, the remaining amount of the declared dividends are used to offset against the amount due from Mr. Yuen Yuk, HAU and Accolade IP Limited.